Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2015
Supplemental Guarantor Financial Information
Condensed Financial Statements [Text Block]

(21) Supplemental Guarantor Financial Information

The 2022 Notes are fully and unconditionally guaranteed, subject to certain customary release provisions, on a joint and several basis by certain wholly-owned domestic subsidiaries. The guarantees of the 2022 Notes by any Guarantor are subject to automatic and customary releases upon: (i) the sale or disposition of all or substantially all of the assets of the Guarantor, (ii) the disposition of sufficient capital stock of the Guarantor so that it no longer qualifies under the Indenture as a restricted subsidiary of the Company, (iii) the designation of the Guarantor as unrestricted in accordance with the Indenture, (iv) the legal or covenant defeasance of the notes or the satisfaction and discharge of the Indenture; (v) the liquidation or dissolution of the Guarantor, or (vi) provided the Guarantor is not wholly-owned by the Company, its ceasing to guarantee other debt of the Company or another Guarantor. A Guarantor may not sell or otherwise dispose of all or substantially all of its properties or assets to, or consolidate with or merge with or into, another company (other than the Company or another Guarantor), unless no default under the Indenture exists and either the successor to the Guarantor assumes its guarantee of the 2022 Notes or the disposition, consolidation, or merger complies with the “Asset Sales” covenant in the Indenture.

The following information sets forth the Condensed Consolidating Statements of Comprehensive Income and Condensed Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013 and the Condensed Consolidating Balance Sheets as of December 31, 2015 and 2014 of: (i) Cardtronics, Inc., the parent company and issuer of the 2022 Notes (“Parent”), (ii) the Guarantors, and (iii) the Non-Guarantors:

Condensed Consolidating Statements of Comprehensive Income

	Year Ended December 31, 2015
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$—	$783,219	$429,592	$(12,510)	$1,200,301
Operating costs and expenses	4,945	675,054	392,492	(12,107)	1,060,384
Operating (loss) income	(4,945)	108,165	37,100	(403)	139,917
Interest expense, net, including amortization of deferred financing costs and note discount	22,633	5,589	2,592	—	30,814
Equity in (earnings) losses of subsidiaries	(83,112)	20,510	—	62,602	—
Other (income) expense, net	(177)	(4,064)	8,007	14	3,780
Income (loss) before income taxes	55,711	86,130	26,501	(63,019)	105,323
Income tax (benefit) expense	(10,687)	42,888	7,141	—	39,342
Net income (loss)	66,398	43,242	19,360	(63,019)	65,981
Net loss attributable to noncontrolling interests	—	—	—	(1,099)	(1,099)
Net income (loss) attributable to controlling interests and available to common stockholders	66,398	43,242	19,360	(61,920)	67,080
Other comprehensive (loss) income attributable to controlling interests	(10,404)	14,672	(9,387)	(661)	(5,780)
Comprehensive income (loss) attributable to controlling interests	$55,994	$57,914	$9,973	$(62,581)	$61,300

	Year Ended December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$—	$731,618	$334,360	$(11,157)	$1,054,821
Operating costs and expenses	16,606	619,644	325,164	(11,232)	950,182
Operating (loss) income	(16,606)	111,974	9,196	75	104,639
Interest expense, net, including amortization of deferred financing costs and note discount	21,749	10,352	1,711	—	33,812
Redemption costs for early extinguishment of debt	9,075	—	—	—	9,075
Equity in (earnings) losses of subsidiaries	(61,342)	(553)	—	61,895	—
Other (income) expense, net	(3,807)	(6,060)	8,638	(387)	(1,616)
Income (loss) before income taxes	17,719	108,235	(1,153)	(61,433)	63,368
Income tax (benefit) expense	(17,013)	42,033	3,154	—	28,174
Net income (loss)	34,732	66,202	(4,307)	(61,433)	35,194
Net loss attributable to noncontrolling interests	—	—	—	(1,946)	(1,946)
Net income (loss) attributable to controlling interests and available to common stockholders	34,732	66,202	(4,307)	(59,487)	37,140
Other comprehensive (loss) income attributable to controlling interests	(4,582)	9,933	(15,404)	41	(10,012)
Comprehensive income (loss) attributable to controlling interests	$30,150	$76,135	$(19,711)	$(59,446)	$27,128

	Year Ended December 31, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Revenues	$—	$665,709	$219,559	$(8,782)	$876,486
Operating costs and expenses	12,583	554,235	235,429	(8,362)	793,885
Operating (loss) income	(12,583)	111,474	(15,870)	(420)	82,601
Interest expense, net, including amortization of deferred financing costs and note discount	10,357	11,137	1,592	—	23,086
Equity in (earnings) losses of subsidiaries	(87,874)	6,499	—	81,375	—
Other expense (income), net	5,453	(3,519)	(5,084)	—	(3,150)
Income (loss) before income taxes	59,481	97,357	(12,378)	(81,795)	62,665
Income tax expense	38,414	3,603	1	—	42,018
Net income (loss)	21,067	93,754	(12,379)	(81,795)	20,647
Net loss attributable to noncontrolling interests	—	—	—	(3,169)	(3,169)
Net income (loss) attributable to controlling interests and available to common stockholders	21,067	93,754	(12,379)	(78,626)	23,816
Other comprehensive (loss) income attributable to controlling interests	(11,151)	39,646	3,636	(35)	32,096
Comprehensive income (loss) attributable to controlling interests	$9,916	$133,400	$(8,743)	$(78,661)	$55,912

Condensed Consolidating Balance Sheets

	As of December 31, 2015
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Assets
Cash and cash equivalents	$782	$6,201	$19,314	$—	$26,297
Accounts and notes receivable, net	—	41,809	30,200	—	72,009
Current portion of deferred tax asset, net	—	16,169	131	—	16,300
Other current assets	1,878	47,398	49,642	—	98,918
Total current assets	2,660	111,577	99,287	—	213,524
Property and equipment, net	—	231,969	143,912	(393)	375,488
Intangible assets, net	8,463	106,864	42,521	—	157,848
Goodwill	—	449,658	99,278	—	548,936
Investments in and advances to subsidiaries	628,652	284,153	—	(912,805)	—
Intercompany receivable	407,697	197,276	6,217	(611,190)	—
Deferred tax asset, net	—	—	11,950	—	11,950
Prepaid expenses, deferred costs, and other noncurrent assets	200	6,863	12,194	—	19,257
Total assets	$1,047,672	$1,388,360	$415,359	$(1,524,388)	$1,327,003
Liabilities and Stockholders' Equity
Current portion of other long-term liabilities	—	30,552	2,180	—	32,732
Accounts payable and accrued liabilities	12,109	198,996	33,803	—	244,908
Total current liabilities	12,109	229,548	35,983	—	277,640
Long-term debt	555,564	—	19,835	—	575,399
Intercompany payable	110,006	236,283	264,901	(611,190)	—
Asset retirement obligations	—	25,360	26,325	—	51,685
Deferred tax liability, net	—	19,884	1,945	—	21,829
Other long-term liabilities	200	28,751	1,706	—	30,657
Total liabilities	677,879	539,826	350,695	(611,190)	957,210
Stockholders' equity	369,793	848,534	64,664	(913,198)	369,793
Total liabilities and stockholders' equity	$1,047,672	$1,388,360	$415,359	$(1,524,388)	$1,327,003

	As of December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Assets
Cash and cash equivalents	$—	$9,391	$22,484	$—	$31,875
Accounts and notes receivable, net	—	43,588	36,733	—	80,321
Current portion of deferred tax asset, net	16,522	2,973	4,808	—	24,303
Other current assets	5,299	23,260	32,347	—	60,906
Total current assets	21,821	79,212	96,372	—	197,405
Property and equipment, net	—	201,864	133,931	—	335,795
Intangible assets, net	10,207	109,170	58,163	—	177,540
Goodwill	835	395,878	115,250	—	511,963
Investments in and advances to subsidiaries	538,890	297,095	—	(835,985)	—
Intercompany receivable	354,266	101,737	466	(456,469)	—
Deferred tax asset, net	—	—	10,487	—	10,487
Prepaid expenses, deferred costs, and other noncurrent assets	—	4,860	17,740	—	22,600
Total assets	$926,019	$1,189,816	$432,409	$(1,292,454)	$1,255,790
Liabilities and Stockholders' Equity
Current portion of long-term debt	$—	$—	$35	$—	$35
Current portion of other long-term liabilities	—	33,154	1,783	—	34,937
Accounts payable and accrued liabilities	13,773	104,870	97,307	—	215,950
Total current liabilities	13,773	138,024	99,125	—	250,922
Long-term debt	612,662	—	—	—	612,662
Intercompany payable	—	375,372	133,508	(508,880)	—
Asset retirement obligations	—	27,456	24,583	—	52,039
Deferred tax liability, net	13,049	185	2,682	—	15,916
Other long-term liabilities	—	37,716	—	—	37,716
Total liabilities	639,484	578,753	259,898	(508,880)	969,255
Stockholders' equity	286,535	611,063	172,511	(783,574)	286,535
Total liabilities and stockholders' equity	$926,019	$1,189,816	$432,409	$(1,292,454)	$1,255,790

Condensed Consolidated Statement of Cash Flows

	Year Ended December 31, 2015
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash (used in) provided by operating activities	$(12,180)	$163,004	$105,359	$370	$256,553
Additions to property and equipment	—	(81,051)	(56,841)	(370)	(138,262)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	—	(3,890)	(197)	—	(4,087)
Funding of intercompany notes payable, net	—	(750)	750	—	—
Acquisitions, net of cash acquired	—	(80,503)	(23,371)	—	(103,874)
Proceeds from sale of assets and businesses	—	—	36,661	—	36,661
Net cash (used in) investing activities	—	(166,194)	(42,998)	(370)	(209,562)
Proceeds from borrowings under revolving credit facility	379,400	—	73,270	—	452,670
Repayments of borrowings under revolving credit facility	(446,085)	—	(53,466)	—	(499,551)
Repayments of intercompany notes payable	81,286	—	(81,286)	—	—
Proceeds from exercises of stock options	1,107	—	—	—	1,107
Excess tax benefit from stock-based compensation expense	1,985	—	—	—	1,985
Repurchase of capital stock	(4,731)	—	—	—	(4,731)
Net cash provided by (used in) financing activities	12,962	—	(61,482)	—	(48,520)
Effect of exchange rate changes on cash	—	—	(4,049)	—	(4,049)
Net increase (decrease) in cash and cash equivalents	782	(3,190)	(3,170)	—	(5,578)
Cash and cash equivalents as of beginning of period	—	9,391	22,484	—	31,875
Cash and cash equivalents as of end of period	$782	$6,201	$19,314	$—	$26,297

	Year Ended December 31, 2014
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash provided by operating activities	$1,463	$123,255	$63,855	$(20)	$188,553
Additions to property and equipment	—	(57,434)	(50,566)	—	(108,000)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	—	—	(1,909)	—	(1,909)
Intercompany fixed asset mark-up	—	—	(20)	20	—
Investment in subsidiary	(51,110)	(51,110)	—	102,220	—
Funding of intercompany notes payable, net	(51,803)	—	—	51,803	—
Acquisitions, net of cash acquired	—	(165,433)	(61,539)	—	(226,972)
Net cash used in investing activities	(102,913)	(273,977)	(114,034)	154,043	(336,881)
Proceeds from borrowings of long-term debt	250,000	—	—	—	250,000
Repayment of long-term debt	(200,000)	—	—	—	(200,000)
Proceeds of borrowings under revolving credit facility	127,657	—	—	—	127,657
Repayments of borrowings under credit facility	(60,266)	(4)	(1,269)	—	(61,539)
Funding of intercompany notes payable, net	—	35,829	15,974	(51,803)	—
Debt issuance, modification, and redemption costs	(14,746)	—	—	—	(14,746)
Payment of contingent consideration	—	(201)	(316)	—	(517)
Proceeds from exercises of stock options	810	—	—	—	810
Excess tax benefit from stock-based compensation expense	4,739	—	—	—	4,739
Repurchase of capital stock	(7,156)	—	—	—	(7,156)
Issuance of capital stock	—	51,110	51,110	(102,220)	—
Net cash provided by financing activities	101,038	86,734	65,499	(154,023)	99,248
Effect of exchange rate changes on cash	—	—	(5,984)	—	(5,984)
Net (decrease) increase in cash and cash equivalents	(412)	(63,988)	9,336	—	(55,064)
Cash and cash equivalents as of beginning of period	412	73,379	13,148	—	86,939
Cash and cash equivalents as of end of period	$—	$9,391	$22,484	$—	$31,875

	Year Ended December 31, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Total
	(In thousands)
Net cash (used in) provided by operating activities	$(39,202)	$193,206	$29,602	$(49)	$183,557
Additions to property and equipment	—	(50,414)	(21,148)	—	(71,562)
Payments for exclusive license agreements, site acquisition costs, and other intangible assets	—	(2,609)	(2,982)	—	(5,591)
Intercompany fixed asset mark-up	—	—	(49)	49	—
Investment in subsidiary	(80,680)	(131,668)	—	212,348	—
Funding of intercompany notes payable, net	(36,963)	32,166	—	4,797	—
Acquisitions, net of cash acquired	—	(19,997)	(169,590)	—	(189,587)
Net cash used in investing activities	(117,643)	(172,522)	(193,769)	217,194	(266,740)
Proceeds from borrowings of long-term debt	287,500	—	—	—	287,500
Proceeds from borrowings under revolving credit facility	311,277	—	—	—	311,277
Repayments of borrowings under revolving credit facility	(396,153)	(11)	(1,503)	—	(397,667)
Proceeds from issuance of warrants	40,509	—	—	—	40,509
Purchase of convertible note hedges	(72,565)	—	—	—	(72,565)
Funding of intercompany notes payable, net	—	(38,171)	42,968	(4,797)	—
Debt issuance and modification costs	(7,540)	—	—	—	(7,540)
Payment of contingent consideration	—	(750)	—	—	(750)
Proceeds from exercises of stock options	2,626	—	—	—	2,626
Excess tax benefit from stock-based compensation expense	24,007	—	—	—	24,007
Repurchase of capital stock	(32,409)	—	—	—	(32,409)
Issuance of capital stock	—	80,953	131,395	(212,348)	—
Net cash provided by financing activities	157,252	42,021	172,860	(217,145)	154,988
Effect of exchange rate changes on cash	—	—	1,273	—	1,273
Net increase in cash and cash equivalents	407	62,705	9,966	—	73,078
Cash and cash equivalents as of beginning of period	5	10,674	3,182	—	13,861
Cash and cash equivalents as of end of period	$412	$73,379	$13,148	$—	$86,939